Employee Benefits	12 Months Ended
Dec. 31, 2019
Employee Benefits
Employee Benefits

13.  Employee Benefits

The Company’s subsidiaries, VIEs and subsidiaries of VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries, VIEs and subsidiaries of VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution.

The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2017, 2018 and 2019:

	For the year ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Medical and welfare defined contribution plan	8,504	21,869	38,183
Other employee benefits	2,340	2,741	969
Total	10,844	24,610	39,152